Business Combination and Goodwill (Tables)	12 Months Ended
Jun. 30, 2026
Business Combination and Goodwill [Abstract]
Schedule of Fair Values of the Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities of Ace Vision Group as at the date of acquisition were as follows:

	Fair value recognized on acquisition
	2025
	HKD	US$
Account Receivables	$100,000	$12,752
Cash	88,076	11,231
Accounts payables	(30,000)	(3,826)
Tax payable	(21,703)	(2,768)
Other payables	(27,300)	(3,481)
Foreign exchange difference	-	8,045 *
Total identifiable net assets at fair value	$109,073	$21,953
Goodwill	6,101,447	778,047
Purchase consideration settled by cash	$6,210,520	$800,000

*	Solely for the convenience of the reader, the fair values of the identifiable assets and liabilities have been translated at the rate of HKD7.8420 to US$1.00, resulting in a foreign currency translation difference of US$8,045.

Schedule of Changes In the Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	As of June 30,
	2025	2026
	HKD	HKD	US$
Beginning balance	$-	$6,101,447	$778,047
Business combinations	6,101,447	-	-
Ending balance	$6,101,447	$6,101,447	$778,047